13. Loans (Details - Narrative) - USD ($)	4 Months Ended			5 Months Ended		6 Months Ended	12 Months Ended
	May 04, 2020	Apr. 24, 2020	Apr. 21, 2020	Jun. 05, 2020	Jun. 04, 2020	Jun. 16, 2020	Dec. 31, 2020	Dec. 31, 2019
Proceeds from loans							$ 396,860	$ 0
Interest expense incurred from loans amount							$ 4,746
EIDL [Member]
Other income			$ 9,000			$ 10,000
AVX Design & Integration [Member] | PPP Loan [Member] | JPMorgan Chase Bank [Member]
Proceeds from loans		$ 107,460
Interest rate		0.98%
Term		2 years
AVX Design & Integration [Member] | SBA Loan [Member] | JPMorgan Chase Bank [Member]
Proceeds from loans				$ 56,800
Interest rate				3.75%
Term				30 years
Perfecular [Member] | PPP Loan [Member] | Bank of America [Member]
Proceeds from loans	$ 151,500
Interest rate	1.00%
Term	2 years
Perfecular [Member] | SBA Loan [Member] | Wells Fargo Bank [Member]
Proceeds from loans					$ 81,100
Interest rate					3.75%
Term					30 years